Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs
Deferred Acquisition Costs

12. DEFERRED ACQUISITION COSTS

Information about deferred acquisition costs is as follows:

	December 31,
	2011	2010	2009
Beginning balance	$31,222	$37,908	$43,020
Costs deferred	37,682	32,600	38,608
Amortization	(39,485)	(39,286)	(43,720)
Ending balance	$29,419	$31,222	$37,908